Trade Receivables and Reseller Financing (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Trade receivables
The composition of trade receivables is as follows:

	12/31/2019	12/31/2018
Domestic customers	3,867,902	4,290,996
Foreign customers	226,484	244,960
(-) Expected losses on doubtful accounts	(404,886)	(385,080)

	3,689,500	4,150,876

Current	3,635,834	4,069,307
Non-current	53,666	81,569

Trade receivables breakdown
The breakdown of trade receivables, gross of
expected losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2019	4,094,386	3,199,315	159,350	27,320	12,245	61,489	634,667
12/31/2018	4,535,956	3,739,601	121,622	53,864	49,629	84,920	486,320

Breakdown of expected losses on doubtful accounts
The breakdown of expected
losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2019	404,886	28,861	1,456	1,625	3,749	23,698	345,497
12/31/2018	385,080	39,226	4,094	3,754	5,533	46,783	285,690

Composition of reseller financing
The composition of reseller financing is as follows:

	12/31/2019	12/31/2018
Reseller financing – Ipiranga	956,942	855,229
(-) Expected losses on doubtful accounts	(156,006)	(139,699)

	800,936	715,530

Current	436,188	367,262
Non-curren t	364,748	348,268

Breakdown of reseller financing, gross of expected losses on doubtful accounts
The breakdown of reseller financing, gross of
expected losses on doubtful accounts, is as follows:

	Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2019	956,942	644,488	26,262	10,481	12,616	30,144	232,951
12/31/2018	855,229	633,183	11,262	14,869	9,377	20,783	165,755

Breakdown of expected losses on doubtful accounts
The breakdown of expected losses on doubtful ac
c
ounts, is as follows:

	Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2019	156,006	21,337	2,519	1,063	1,313	14,639	115,135
12/31/2018	139,699	26,982	1,250	1,642	1,131	12,176	96,518

Trade receivables [member] | IFRS 9 [member]
Statement [Line Items]
Summary of Movements in the allowance losses on doubtful debts
Movements in the allowance for
expected losses on doubtful accounts are as follows:

Balance as of December 31, 2017	347,801
Additions	287,566
Write-offs	(250,287)

Balance as of December 31, 2018	385,080
Additions	189,192
Write-offs	(169,386)

Balance as of December 31, 2019	404,886

Reseller Financing Ipiranga [Member] | IFRS 9 [member]
Statement [Line Items]
Summary of Movements in the allowance losses on doubtful debts
Movements in the allowance for expected lo
s
ses on doubtful accounts are as follows:

Balance as of December 31, 2017	104,977
Additions	34,722

Balance as of December 31, 2018	139,699
Additions	30,601
Write-offs	(14,294)

Balance as of December 31, 2019	156,006